LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

10.  LEASE

Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Current
Account receivable - Operating lease	38,201	38,266	5,865
Account receivable - Sales-type lease	675	1,195	183
Net investment in direct financing leases	35,240	25,045	3,838

Non-current
Net investment in direct financing leases	27,084	13,720	2,103

Total	101,200	78,226	11,989

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2019, and 2020, the allowance of lease receivables was RMB4,318 and RMB5,018 (US$769), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of RMB24,997 and RMB26,782 (US$4,105) (note 18) were pledged as collaterals for bank and other borrowings of RMB167,165 and RMB179,093 (US$27,447) as of December 31, 2019 and 2020, respectively.

The following table presents the lease income recognized relating to the Group's operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2020
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	4,130	633	2,929	449	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	4,130	633	—	—	—	—

Lease income relating to lease payments					45,847	7,026
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	38,999	5,977

	For the Year Ended December 31, 2019
	Sales-type leases		Direct financing leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	(21,229)	(3,049)	—	—	—	—

Interest income on net investment in the lease	1,130	162	3,944	567	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	1,130	162	—	—	—	—

Lease income relating to lease payments					53,485	7,683
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	45,887	6,591

The Group's lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

Net investment in direct financing leases is comprised of:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Minimum lease payments to be received	68,520	41,304	6,330
Unearned income	(6,196)	(2,539)	(389)
Net investment in direct financing leases	62,324	38,765	5,941
Current	35,240	25,045	3,838
Non-current	27,084	13,720	2,103
Total	62,324	38,765	5,941

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum
	direct financing lease payments
	RMB	US$
2021	19,570	2,999
2022	10,184	1,561
2023	9,427	1,445
2024	2,123	325
2025	—	—
Above 5 years	—	—

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

	Future minimum
	operating lease payments
	RMB	US$
2021	8,972	1,375
2022	8,972	1,375
2023	7,886	1,209
2024	7,196	1,103
2025	5,496	842
Above 5 years	13,708	2,101

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB 91,904 (US$14,085) and RMB 478,694 (US$73,363) under “Long-term bank and other borrowings, current portion” and "Long-term bank and other borrowings, non-current portion", respectively as of December 31, 2020. The effective interest rate used in the computation of interest expense ranged from 9.10% to 14.35%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to RMB119, RMB21,644, and RMB44,880 (US$6,878) for the years ended December 31, 2018, 2019 and 2020, respectively.

Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2020
	RMB	US$
Operating lease cost	29,279	4,487
Short term lease cost	930	143

Total	30,209	4,630

For the year ended December 31, 2020, total operating and short-term lease costs of RMB16,792 (US$2,574) and RMB13,417 (US$2,056) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2020
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,224	3,406
ROU assets obtained in exchange for operating lease liabilities*	117,439	17,998
Weighted-average remaining lease terms (in years)	7	7
Weighted-average discount rate	5.66%	5.66%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2020. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2020 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2021	25,620	3,926
2022	27,657	4,239
2023	25,518	3,911
2024	22,708	3,480
2025	23,115	3,543
Thereafter	235,590	36,106
Total future lease payments	360,208	55,205
Less: Imputed interest	123,069	18,861
Total lease liability balance	237,139	36,344

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	456,823	463,992	71,110
Less: accumulated amortization	(27,962)	(37,475)	(5,743)
Net carrying value	428,861	426,517	65,367

As of December 31, 2019 and 2020, the Group recorded land lease payment under “Right-of-use assets, net” of RMB428,861 and RMB426,517 (US$ 65,367), respectively. Amortization expenses for the years ended December 31, 2018, 2019 and 2020 were RMB9,610, RMB9,462 and RMB9,513 (US$1,458), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB416,548 and RMB 414,470 (US$ 63,520) (note 18), respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2021	9,621	1,475
2022	9,621	1,475
2023	9,621	1,475
2024	9,621	1,475
2025	9,621	1,475